Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Schedule of goodwill
	YY Live	100 Education	Total
	RMB	RMB	RMB

Balance as of December 31, 2015	37,452	114,186	151,638
Decrease in goodwill related to disposal (i)	(19,354)	(100,382)	(119,736)
Impairment charges (ii)	(3,861)	(13,804)	(17,665)
Foreign currency translation adjustments	63	-	63
Balance as of December 31, 2016	14,300	-	14,300

Impairment charges (ii)	(2,527)	-	(2,527)
Foreign currency translation adjustments	(57)	-	(57)
Balance as of December 31, 2017	11,716	-	11,716

(i) In June 2016, the Group disposed of 60% equity interest of Beifu and ceased to consolidate Beifu as a subsidiary. Goodwill of RMB19,354 was derecognized in the segment of YY Live (Note 4).

In December 2016, the Group disposed 33.86% equity interest of Xingxue and ceased to consolidate Xingxue as a subsidiary. Goodwill of RMB100,382 was derecognized in the segment of 100 Education upon this disposal (Note 4).

(ii) The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results.

In December 2016, the Group has identified impairment indicator for 100-Online Education Technology (Beijing) Co., Ltd.(“100-Online”) as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100-Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively.

In December 2017, the Group has identified impairment indicator for Guangzhou Zhuque Information Technology Co., Ltd. (“Zhuque”). Based on the results of the impairment assessment, an impairment charge of RMB2,527 for Zhuque was recognized.

The above goodwill impairment assessments on 100-Online, Bilin Online and Zhuque adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.